Details of Significant Accounts - Share-based payment, schedule of terms and conditions of share incentive plan (Details) - Share Incentive Plan	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based payment arrangements
Maximum terms of options granted	5 years	5 years
2 years' service
Share-based payment arrangements
Number of years of service	2 years	2 years
Vesting (in percent)	50.00%	50.00%
3 years' service
Share-based payment arrangements
Number of years of service	3 years	3 years
Vesting (in percent)	75.00%	75.00%
4 years' service
Share-based payment arrangements
Number of years of service	4 years	4 years
Vesting (in percent)	100.00%	100.00%